Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2026
Employee Benefit Plans [Abstract]
Schedule of Expected Future Cash Flows

The expected future cash flows to be paid by the Group for employer contribution for the year ended December 31, 2026 are approximately USD 211,000.

Movement in Funded Status	6 months ended June 30,
USD’000	2026	2025
Net service cost	250	90
Interest cost / (credit)	74	41
Expected return on Assets	(152)	(85)
Amortization on net (gain) / loss	49	36
Amortization on prior service cost / (credit)	66	39
Foreign currency translation adjustments	3	-
Total net periodic benefit cost / (credit)	290	121
Employer contributions paid in the period	(211)	(96)
Total Cash flow	(211)	(96)